Convertible Notes Payable to Former Parent - Schedule Fair Value of Weighted Average Assumptions (Details) (10-K)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentage	0.00
Risk Free Interest Rate [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentage		0.0107
Risk Free Interest Rate [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentage		0.0157
Contractual Term (Years) [Member]
Fair value assumptions, measurement input, term	0 years	3 years
Expected Volatility [Member]
Fair value assumptions, measurement input, percentage	0.000	0.435
Expected Dividend [Member]
Fair value assumptions, measurement input, percentage	0.0000	0.0000